FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 21,569	$ 19,555
Financial assets, at fair value	21,591	19,598
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	107,393	100,015
Financial liabilities, at fair value	108,456	102,284
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	6,424	5,659
Financial liabilities, at fair value	6,511	6,087
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	70,638	63,721
Financial liabilities, at fair value	71,547	65,399
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	8,107	9,009
Financial liabilities, at fair value	8,174	9,172
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	18,330	17,965
Financial liabilities, at fair value	18,330	17,965
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	3,894	3,661
Financial liabilities, at fair value	3,894	3,661
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	5,913	5,139
Financial assets, at fair value	5,913	5,139
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	5,589	4,800
Financial assets, at fair value	5,611	4,843
Government bonds
Disclosure of financial assets [line items]
Financial assets, carrying value	55	49
Financial assets, at fair value	55	49
Corporate bonds
Disclosure of financial assets [line items]
Financial assets, carrying value	840	643
Financial assets, at fair value	840	643
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	726	662
Financial assets, at fair value	726	662
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets, carrying value	2,447	1,832
Financial assets, at fair value	2,447	1,832
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	1,521	1,614
Financial assets, at fair value	1,543	1,657
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	10,067	9,616
Financial assets, at fair value	$ 10,067	$ 9,616